Income taxes	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Income taxes

Note 10	Income taxes

The following table shows the significant components of income taxes deducted from net earnings.

FOR THE YEAR ENDED DECEMBER 31	2022	2021
Current taxes
Current taxes	(878)	(872)
Uncertain tax positions	91	12
Change in estimate relating to prior periods	8	42
Deferred taxes
Deferred taxes relating to the origination and reversal of temporary differences	(176)	(184)
Change in estimate relating to prior periods	(8)	(40)
Recognition and utilization of loss carryforwards	(4)	(21)
Previously unrecognized tax benefits	—	15
Uncertain tax positions	—	4
Total income taxes	(967)	(1,044)
The following table reconciles the amount of reported income taxes in the income statements with income taxes calculated at a statutory income tax rate of 26.8% for 2022 and 2021.

FOR THE YEAR ENDED DECEMBER 31	2022	2021
Net earnings	2,926	2,892
Add back income taxes	967	1,044
Earnings before income taxes	3,893	3,936
Applicable statutory tax rate	26.8%	26.8%
Income taxes computed at applicable statutory rates	(1,043)	(1,055)
Non-taxable portion of gains (losses) on investments	4	(1)
Uncertain tax positions	91	16
Change in estimate relating to prior periods	—	2
Non-taxable portion of equity losses	(18)	(26)
Previously unrecognized tax benefits	—	15
Other	(1)	5
Total income taxes	(967)	(1,044)
Average effective tax rate	24.8%	26.5%
The following table shows aggregate current and deferred taxes relating to items recognized outside the income statements.

FOR THE YEAR ENDED DECEMBER 31	2022		2021
	OTHER COMPREHENSIVE INCOME	DEFICIT	OTHER COMPREHENSIVE INCOME	DEFICIT
Current taxes	—	3	—	1
Deferred taxes	(73)	(7)	(677)	30
Total income taxes (expense) recovery	(73)	(4)	(677)	31
The following table shows deferred taxes resulting from temporary differences between the carrying amounts of assets and liabilities recognized in the statements of financial position and their corresponding tax basis, as well as tax loss carryforwards.

NET DEFERRED TAX LIABILITY	NOTE	NON- CAPITAL LOSS CARRY- FORWARDS	POST- EMPLOYMENT BENEFIT PLANS	INDEFINITE- LIFE INTANGIBLE ASSETS	PROPERTY, PLANT AND EQUIPMENT AND FINITE- LIFE INTANGIBLE ASSETS	OTHER	TOTAL
January 1, 2021		69	185	(1,717)	(2,175)	(66)	(3,704)
Income statement		(10)	2	16	(253)	19	(226)
Business acquisitions		4	—	—	(9)	1	(4)
Other comprehensive income		—	(653)	—	—	(24)	(677)
Deficit		—	—	—	16	14	30
Reclassified to liabilities held for sale	16	—	—	—	4	1	5
Other		—	—	—	—	2	2
December 31, 2021		63	(466)	(1,701)	(2,417)	(53)	(4,574)
Income statement		(4)	15	(40)	(307)	148	(188)
Business acquisitions		1	—	(26)	(21)	3	(43)
Other comprehensive (income) loss		—	(151)	—	—	78	(73)
Deficit		—	—	—	—	(7)	(7)
Other		—	—	—	—	16	16
December 31, 2022		60	(602)	(1,767)	(2,745)	185	(4,869)
At December 31, 2022, BCE had $251 million of non-capital loss carryforwards. We:
•recognized a deferred tax asset of $60 million for $231 million of the non-capital loss carryforwards. These non-capital loss carryforwards expire in varying annual amounts from 2025 to 2042.
•did not recognize a deferred tax asset for $20 million of non-capital loss carryforwards. This balance expires in varying annual amounts from 2023 to 2042.
At December 31, 2022, BCE had $67 million of unrecognized capital loss carryforwards, which can be carried forward indefinitely.
At December 31, 2021, BCE had $266 million of non-capital loss carryforwards. We:
•recognized a deferred tax asset of $63 million for $249 million of the non-capital loss carryforwards. These non-capital loss carryforwards expire in varying annual amounts from 2024 to 2041.
•did not recognize a deferred tax asset for $17 million of non-capital loss carryforwards. This balance expires in varying annual amounts from 2023 to 2041.
At December 31, 2021, BCE had $69 million of unrecognized capital loss carryforwards, which can be carried forward indefinitely.